DEBT - Summary of Mortgage Notes Payable (Q2) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal amount	$ 185,758,762	$ 182,948,438
Carrying Value	181,576,606	175,925,918
Fair Value	184,187,667	177,573,106
Mortgages
Debt Instrument [Line Items]
Principal amount	$ 182,758,762	176,948,438	$ 195,739,481
Fair Value		$ 177,573,106	$ 200,535,334